PIPER & MARBURY
                                     L.L.P.

                              CHARLES CENTER SOUTH
                             36 SOUTH CHARLES STREET
                         BALTIMORE, MARYLAND 21201-3018
                                  410-539-2530                   WASHINGTON
                                FAX: 410-539-0489                 NEW YORK
  WRITER'S DIRECT NUMBER                                        PHILADELPHIA
      (410) 576-1626                                               RESTON
    FAX: (410) 576-1700                                            EASTON
  rmargolius@pipermar.com

                              September 2, 1999



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

         Re:      ARK Funds (File Nos. 33-53690 and 811-7310)
                  Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

         On behalf of our client, ARK Funds (the "Funds"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated August 31, 1999 do not differ from those contained in the Fund's Post-Effective Amendment No. 22 which was filed via EDGAR on August 31, 1999.

         Please contact me at (410) 576-1626 if you have any questions or comments concerning this filing.

                                                     Sincerely,


                                                   /s/ Robye Shaw Margolius

                                                     Robye Shaw Margolius